Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2011
Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2011	2010	2009
Fair value hedges on loans	$0.1	$0.1	$(0.1)
Fair value hedges of securities	(8.6)	(4.2)	0.1
Fair value hedges of deposits and long-term debt	(5.3)	7.7	2.2
Cash flow hedges	(0.1)	0.1	-
Other (a)	(0.1)	(0.2)	0.1
Total	$(14.0)	$3.5	$2.3
(a)	Includes ineffectiveness recorded on foreign exchange hedges.

Impact of Derivative Instruments on the Balance Sheet

The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2011 and 2010.

Impact of derivative instruments on the balance sheet	Notional Value		Asset Derivatives Fair Value (a)		Liability Derivatives Fair Value (a)
(in millions)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Derivatives designated as hedging instruments (b):
Interest rate contracts	$18,281	$13,967	$965	$834	$298	$44
Foreign exchange contracts	14,160	11,816	635	2	21	116
Total derivatives designated as hedging instruments			$1,600	$836	$319	$160
Derivatives not designated as hedging instruments (c):
Interest rate contracts	$975,308	$1,090,718	$26,652	$15,651	$27,440	$16,275
Equity contracts	8,205	6,905	418	449	330	380
Credit contracts	333	681	3	2	-	4
Foreign exchange contracts	379,235	315,050	4,632	3,661	4,355	3,707
Total derivatives not designated as hedging instruments			$31,705	$19,763	$32,125	$20,366
Total derivatives fair value (d)			$33,305	$20,599	$32,444	$20,526
Effect of master netting agreements			(26,047)	(15,827)	(25,009)	(15,181)
Fair value after effect of master netting agreements			$7,258	$4,772	$7,435	$5,345
(a)	Derivative financial instruments are reported net of cash collateral received and paid of $1,269 million and $231 million, respectively, at Dec. 31, 2011 and $889 million and $243 million, respectively, at Dec. 31, 2010.
(b)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
(c)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.
(d)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.

Impact of Derivative Instruments on the Income Statement

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Amount of gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or (loss) recognized in income on hedged item	Amount of gain or (loss) recognized in hedged item Year ended Dec. 31,
		2011	2010	2009		2011	2010	2009
Interest rate contracts	Net interest revenue	$(150)	$370	$(406)	Net interest revenue	$136	$(366)	$408

Derivatives in cash flow hedging relationships	Amount of gain or (loss) recognized in accumulated OCI on derivative (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,

	2011	2010	2009		2011	2010	2009		2011	2010	2009
FX contracts	$(118)	$(7)	$-	Net interest revenue	$(114)	$(6)	$-	Net interest revenue	$-	$-	$-
FX contracts	(6)	(134)	(1)	Other revenue	(6)	(135)	6	Other revenue	(0.1)	0.1	-
FX contracts	(525)	-	-	Trading revenue	(525)	-	-	Trading revenue	-	-	-
FX contracts	3	(1)	-	Salary expense	2	(1)	-	Salary expense	-	-	-
Interest rate contracts	-	-	-	Net interest revenue	-	-	26	Net interest revenue	-	-	-
Total	$(646)	$(142)	$(1)		$(643)	$(142)	$32		$(0.1)	$0.1	$-

Derivatives in net investment hedging relationships	Amount of gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,

	2011	2010	2009		2011	2010	2009		2011	2010	2009
FX contracts	$75	$(52)	$(298)	Net interest revenue	$-	$-	$-	Other revenue	$(0.1)	$(0.2)	$0.1

Revenue from Foreign Exchange and Other Trading Activities

Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue
(in millions)	2011	2010	2009
Foreign exchange	$761	$787	$850
Fixed income	65	80	242
Credit derivatives (a)	(3)	(7)	(84)
Other	25	26	28
Total	$848	$886	$1,036
(a)	Used as economic hedges of loans.

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in a Net Liability Position

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2011 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$936 million
Baa2/BBB	$1,129 million
Bal/BB+	$1,803 million
(a)	The change between rating categories is incremental, not cumulative.